Provisions	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provisions
(8) Provisions

The components of and changes in provisions for the nine months ended December 31, 2021 are as follows:

	Yen (millions)
	Product warranties*	Other	Total
Balance as of April 1, 2021	¥481,023	¥160,018	¥641,041

Provision	¥85,742	¥4,947	¥90,689
Write-offs	(135,208)	(77,107)	(212,315)
Reversal	(14,406)	(1,600)	(16,006)
Exchange differences on translating foreign operations	8,786	3,054	11,840

Balance as of December 31, 2021	¥425,937	¥89,312	¥515,249

Current liabilities and
non-current
liabilities of provisions as of March 31, 2021 and December 31, 2021 are as follows:

	Yen (millions)
	As of March 31, 2021	As of December 31, 2021
Current liabilities	¥362,151	¥262,373
Non-current liabilities	278,890	252,876

Total	¥641,041	¥515,249

Explanatory note:

*
Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Provision for product warranties are utilized for expenditures based on the demand from customers and dealers.